OTHER PAYABLES - Related Party (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Other Payables [Line Items]
Total	$ 369,107	¥ 2,609,486	¥ 2,246,410
Related Party [Member]
Other Payables [Line Items]
Expenses paid by the major shareholders	530,764	3,752,353	2,029,908
Due to family member of the owner of BHD	68,602	485,000	0
Due to management staff for costs incurred on behalf of the Company	36,913	260,965	260,965
Total	$ 636,279	¥ 4,498,318	¥ 2,290,873